Dreyfus Global Emerging Markets Fund

Incorporated herein by reference is a supplement to the above referenced Fund's prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on May 1, 2017 (SEC Accession No. 0001591556-17-000054).